Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Property and equipment, net of accumulated depreciation	$ 339,892	$ 276,134
Common Stock, par value	$ 0.01	$ 0.01
Common Stock, shares authorized	1,500,000,000	137,398,625
Common Stock, Shares, Issued	174,245,990	117,857,055
Common Stock, shares outstanding	174,245,990	117,857,055
Preferred Stock , par value	$ 0.01	$ 0.01
Preferred Stock, shares authorized	250,000,000	0
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0